LIFE INSURANCE SENSITIVITY ANALYSIS	12 Months Ended
Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
LIFE INSURANCE SENSITIVITY ANALYSIS
NOTE 31: LIFE INSURANCE SENSITIVITY ANALYSIS
The following table demonstrates the effect of reasonably possible changes in key assumptions on profit before tax and equity disclosed in these financial statements assuming that the other assumptions remain unchanged. In practice this is unlikely to occur, and changes in some assumptions may be correlated. These amounts include movements in assets, liabilities and the value of the in-force business in respect of insurance contracts and participating investment contracts. The impact is shown in one direction but can be assumed to be reasonably symmetrical.

		2021		2020
	Change in variable	Increase (reduction) in profit before tax	Increase (reduction) in equity	Increase (reduction) in profit before tax	Increase (reduction) in equity
		£m	£m	£m	£m
Critical accounting estimates
Annuitant mortality[1]	5% reduction	(301)	(244)	(333)	(270)
Future maintenance and investment expenses[2]	10% reduction	355	288	332	269
Widening of credit default spreads[3]	0.25% addition	(433)	(351)	(467)	(378)
Increase in illiquidity premia[4]	0.10% addition	190	154	219	178
Other accounting estimates
Non-annuitant mortality and morbidity[5]	5% reduction	13	11	16	13
Lapse rates[6]	10% reduction	88	71	70	57
Risk-free rate[7]	0.25% reduction	44	35	37	30
Guaranteed annuity option take up8	5% addition	(2)	(2)	(2)	(1)
Equity investment volatility[9]	1% addition	(2)	(1)	(2)	(2)
Assumptions have been flexed on the basis used to calculate the value of in-force business and the realistic and statutory reserving bases.
1This sensitivity shows the impact on the annuity and deferred annuity business of reducing mortality rates to 95 per cent of the expected rate.
2This sensitivity shows the impact of reducing maintenance expenses and investment expenses to 90 per cent of the expected rate.
3This sensitivity shows the impact of a 25 basis point increase in credit default spreads on corporate bonds and the corresponding reduction in market values. Swap curves, the risk-free rate and illiquidity premia are all assumed to be unchanged.
4This sensitivity shows the impact of a 10 basis point increase in the allowance for illiquidity premia. It assumes the overall spreads on assets are unchanged and hence market values are unchanged. Swap curves and the non-annuity risk-free rate are both assumed to be unchanged. The increased illiquidity premium increases the annuity risk-free rate.
5This sensitivity shows the impact of reducing mortality and morbidity rates on non-annuity business to 95 per cent of the expected rate.
6This sensitivity shows the impact of reducing lapse and surrender rates to 90 per cent of the expected rate.
7This sensitivity shows the impact on the value of in-force business, financial options and guarantee costs, statutory reserves and asset values of reducing the risk-free rate by 25 basis points.
8This sensitivity shows the impact of a flat 5 per cent addition to the expected rate.
9This sensitivity shows the impact of a flat 1 per cent addition to the expected rate.